Provisions and Contingencies	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Provisions and Contingencies
23 Provisions and contingent liabilities

a. Provisions for tax, civil and labor risks

The Company and its subsidiaries are parties to tax, civil, environmental, regulatory, and labor disputes at the administrative and judiciary levels.

The table below shows the breakdown of provisions by nature and its movement:

Provisions	Balance as of 12/31/2021	Additions	Reversals	Payments	Interest	Balance as of 12/31/2022
IRPJ and CSLL (a.1)	552,172	7,154	(36,683)	-	36,574	559,217
Tax	84,155	35,238	(14,907)	(38,097)	2,045	68,434
Civil, environmental and regulatory claims (a.2)	108,761	18,326	(9,980)	(23,700)	9	93,416
Labor litigation (a.3)	95,460	22,663	(22,387)	(23,142)	578	73,172
Provision for indemnities (a.4)	-	150,820	-	-	-	150,820
Others	91,637	4,812	(3,850)	-	2,514	95,113
Total	932,185	239,013	(87,807)	(84,939)	41,720	1,040,172
Current	119,942					22,837
Non-current	812,243					1,017,335

Balances of escrow deposits are as follows:

	12/31/2022	12/31/2021
Tax	790,979	731,326
Labor	42,624	48,147
Civil and others	112,780	91,788
	946,383	871,261

a.1 Provision for tax matters

On October 7, 2005, the subsidiaries Cia. Ultragaz and Bahiana filed for and obtained a preliminary injunction to recognize and offset PIS and COFINS credits on LPG purchases, against other taxes levied by the RFB, notably IRPJ and CSLL. The decision was confirmed by a trial court on May 16, 2008. Under the preliminary injunction, the subsidiaries made escrow deposits for these debits, which amounted to R$ 569,415 as of December 31, 2022 (R$ 534,830 as of December 31, 2021). On July 18, 2014, a second instance unfavorable decision was published, and the subsidiaries suspended the escrow deposits, and started to pay income taxes from that date. To revert the court decision, the subsidiaries presented a writ of prevention, which was dismissed on December 30, 2014 and the subsidiaries appealed this decision on February 3, 2015. Appeals were also presented to the respective higher courts - Superior Court of Justice (“STJ”) and Federal Supreme Court (“STF”) whose final trial are pending. At the STJ, the issue was subject to the system of Repetitive Appeals (Repetitive Issue No. 1093) and is awaiting judgment by the Superior Court.

a.2 Provisions for civil, environmental and regulatory risks

The Company and its subsidiaries maintain provisions for lawsuits and administrative proceedings, mainly derived from contracts entered into with customers and former service providers, and indemnities, as well as proceedings related to environmental and regulatory issues in the amount of R$ 93,416 as of December 31, 2022 (R$ 108,761 as of December 31, 2021).

a.3 Provision for labor matters

The Company and its subsidiaries maintain provisions of R$ 73,358 as of December 31, 2022 (R$ 95,460 as of December 31, 2021) for labor litigation filed by former employees and by employees of our service providers mainly contesting the non-payment of labor rights.

a.4 Provision for indemnities

On April 1, 2022, Ultrapar concluded the transaction for the sale of Oxiteno, for which it was agreed that the former shareholder, Ultrapar, is responsible, in accordance with the terms and conditions of the share purchase and sale agreement, for losses resulting from claims arising from acts, facts or omissions that occurred prior to the closing of the transaction. A provision for indemnities in the amount of R$ 139,693 was recorded, R$ 89,649 of which related to labor claims, R$ 17,575 to civil claims and R$ 32,469 to tax claims, which may be reimbursed to Indorama, in the event of materialization of such losses.

On August 1, 2022, Ultrapar concluded the transaction for the sale of Extrafarma, for which it was agreed that the former shareholder, subsidiary IPP, is responsible, in accordance with the terms and conditions of the share purchase and sale agreement, for losses resulting from claims arising from acts, facts or omissions that occurred prior to the closing of the transaction. A provision for indemnities in the amount of R$ 11,126 was recorded, R$ 5,864 of which related to labor claims, R$ 472 to civil claims and R$ 4,790 to tax claims, which may be reimbursed to Pague Menos, in the event of materialization of such losses.

b. Contingent liabilities (possible)

The Company and its subsidiaries are parties to tax, civil, environmental, regulatory, and labor claims whose likelihood of loss is assessed by the legal departments of the Company and its subsidiaries as possible, based on the opinion of its external legal advisors and, based on these assessments, these claims were not provided for in the financial statements. The estimated amount of this contingency is R$ 3,601,865 as of December 31, 2022 (R$ 3,310,603 as of December 31, 2021).

b.1 Contingent liabilities for tax and social security matters

The Company and its subsidiaries have contingent liabilities for tax and social security matters in the amount of R$ 2,656,479 as of December 31, 2022 (R$ 2,292,465 as of December 31, 2021), mainly represented by:

b.1.1 The subsidiary IPP and its subsidiaries have assessments invalidating the offset of excise tax (“IPI”) credits in connection with the purchase of raw materials used in the manufacturing of products, which are subsequently sold, are not subject to IPI under the protection of tax immunity. The amount of this contingency is R$ 182,446 as of December 31, 2022 (R$ 178,422 as of December 31, 2021).

b.1.2 The subsidiary IPP and its subsidiaries have legal proceedings related to ICMS. The total amount involved in these proceedings was R$ 1,376,199 as of December 31, 2022 (R$ 1,303,383 as of December 31, 2021). Such proceedings arise mostly from the disregard of ICMS credits amounting to R$ 201,408 as of December 31, 2022 (R$ 209,611 as of December 31, 2021), of which R$ 178,825 as of December 31, 2022 (R$ 106,590 as of December 31, 2021) refer to alleged non-payment of the tax ; from conditioned fruition of tax incentive in the amount of R$ 193,785 as of December 31, 2022 (R$ 174,039 as of December 31, 2021); of inventory differences in the amount of R$ 302,143 as of December 31, 2022 (R$ 295,163 as of December 31, 2021); and of a 2% surcharge on products considered non-essential (hydrated ethanol) in the amount of R$ 246,336 (R$ 219,218 as of December 31, 2021).

b.1.3 The Company and its subsidiaries are parties to administrative and judicial suits involving Income Tax, Social Security Contribution, PIS and COFINS, substantially about denials of offset claims and credits disallowance which total R$ 759,469 as of December 31, 2022 (R$ 578,097 as of December 31, 2021), mainly represented by:

b.1.3.1 The subsidiary IPP received in 2017 a tax assessment related to the IRPJ and CSLL resulting from the alleged undue amortization of the goodwill paid on acquisition of investments, in the amount of R$ 233,805 as of December 31, 2022 (R$ 218,589 as of December 31, 2021), which includes the amount of the income taxes, interest and penalty.

b.2 Contingent liabilities for civil, environmental and regulatory claims

The Company and its subsidiaries have contingent liabilities for civil, environmental and regulatory claims in the amount of R$ 690,052 as of December 31, 2022 (R$ 771,695 as of December 31, 2021), mainly represented by:

b.2.1 The subsidiary Cia. Ultragaz is party to an administrative proceeding before CADE based on alleged anti-competitive practices in the State of Minas Gerais in 2001. The CADE entered a decision against Cia. Ultragaz and imposed a penalty of R$ 35,617 as of December 31, 2022 (R$ 34,162 as of December 31, 2021). The imposition of such administrative decision was suspended by a court order and its merit is being judicially reviewed.

b.2.2 The subsidiary Cia. Ultragaz has lawsuits totaling R$ 255,290 as of December 31, 2022 (R$ 233,426 as of December 31, 2021) filed by resellers seeking the declaration of nullity and termination of distribution contracts, in addition to indemnities for losses and damages.

b.3 Contingent liabilities for labor matters

The Company and its subsidiaries have contingent liabilities for labor matters in the amount of R$ 255,334 as of December 31, 2022 (R$ 246,443 as of December 31, 2021).

b.4 Action for damages

In December 2022, the Company by means of its subsidiary Ipiranga, as the assignor, entered into an agreement with a Receivables Investment Fund (“FIDC”) to assign 90% of its receivables from an action for damages (contingent asset), with an initial fixed amount of R$ 140,000 being recognized. The first portion of R$ 60,000 was received on December 29, 2022, and the remaining portion of R$ 80,000 (registered in other receivables) will be received through March 31, 2023, subject to DI rate calculated up to the settlement date. The underlying agreement establishes that the assignment transaction between the assignor and the assignee is irrevocable, irreversible, and transfers of control and risks and rewards.

c. Lubricants operation between IPP and Chevron

In the lubricants' operation in Brazil between Chevron and subsidiary IPP, it was agreed that each shareholder is responsible for any claims arising out of acts, facts or omissions that occurred prior to the transaction. The amounts of provisions of Chevron’s liability in the amount of R$ 26,010 (R$ 19,724 as of December 31, 2021) are reflected in the consolidation of these financial statements. Additionally, in connection with the business combination, a provision in the amount of R$ 198,900 was recognized on December 1, 2017, related to contingent liabilities, with a balance of R$ 100,548 as of December 31, 2022 (R$ 101,267 as of December 31, 2021). The amounts of provisions of Chevron’s liability recognized in the business combination will be reimbursed to subsidiary Iconic in the event of losses and an indemnification asset was hereby constituted, without the need to establish a provision for uncollectible amounts.

The provision of the Chevron indemnification in the amount of R$ 26,010 refers to: (i) R$ 23,337 ICMS assessments on sales for industrial purposes, in which the STF closed the judgment of the thesis unfavorably to taxpayers; (ii) R$ 2,381 labor claims; and (iii) R$ 292 civil, regulatory and environmental claims.